CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Millions	1 Months Ended
Apr. 30, 2023 USD ($)
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Transaction costs	$ 0.1